Per Share Amounts	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Per Share Amounts

NOTE 18. PER SHARE AMOUNTS

The following tables reconcile the net earnings (loss) and weighted average shares outstanding used in computing basic and diluted earnings (loss) per share:

	2020	2019
Net earnings (loss) – basic and diluted	$(120,138)	$6,618

(Stated in thousands)	2020	2019
Weighted average shares outstanding – basic	13,722	14,539
Effect of share options and other equity compensation plans	—	320
Weighted average shares outstanding – diluted	13,722	14,859

Comparative period basic and diluted weighted average shares outstanding have been retrospectively adjusted to reflect the 20:1 share consolidation as described in Note 17(c).